Financial Assets and Liabilities - Summary of Fair Value Hierarchy (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Total financial assets	€ 610,326	€ 758,741
Convertible senior notes	399,900
Derivative liabilities	116,768	157,950
Total financial liabilities	753,587	767,359
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Derivative liabilities	116,768	157,950	€ 141,379	€ 0
Carrying amount [member]
Disclosure of fair value measurement of assets [line items]
Financial assets measured at amortized cost	84,460	298,180
Total financial assets	84,460	298,180
Financial liabilities measured at amortized cost	399,880	399,186
Financial liabilities measured at fair value through profit or loss	116,768	157,950
Total financial liabilities	516,648	557,136
Carrying amount [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Marketable Securities	84,460	298,180
Carrying amount [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Convertible senior notes	399,880	399,186
Derivative liabilities	116,768	157,950
Fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets measured at amortized cost	83,525	295,843
Total financial assets	83,525	295,843
Financial liabilities measured at amortized cost	388,003	382,459
Financial liabilities measured at fair value through profit or loss	116,768	157,950
Total financial liabilities	504,771	540,409
Fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Marketable Securities	83,525	295,843
Fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Convertible senior notes	388,003	382,459
Derivative liabilities	€ 116,768	€ 157,950